Risk management - Schedule of regulatory capital phase-in coefficients (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risk Management [Abstract]
Level 1 ordinary eligible capital (EUR million)	€ 84,739	€ 79,800	€ 76,741
Level 1 additional eligible capital (EUR million)	9,645	10,371	9,002
Level 2 eligible capital (EUR million)	17,460	18,418	16,497
Risk-weighted assets (EUR million)	€ 629,430	€ 624,503	€ 623,731
Level 1 ordinary capital coefficient (CET 1)	13.46%	12.78%	12.30%
Level 1 additional capital coefficient (AT1)	1.53%	1.66%	1.45%
Level 1 capital coefficient (TIER1)	15.00%	14.44%	13.75%
Level 2 capital coefficient (TIER 2)	2.77%	2.95%	2.64%
Total capital coefficient	17.77%	17.39%	16.39%